Revenues - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Beginning balance	$ 18,000
Additions to unbilled accounts receivable	61,453
Unbilled accounts receivable recognized in trade receivables	(51,405)
Unbilled accounts receivable recognized in trade receivables	190
Ending balance	28,238	$ 18,000
Contract With Customer, Liability, Current [Abstract]
Beginning balance	3,101
Contract With Customer, Liability, Current, Amounts Collected		10,058
Reclassification from long-term to short-term	2,687
Reclassification to revenue as a result of performance obligations satisfied	(12,648)
Ending balance	3,198	3,101
Contract With Customer, Liability, Noncurrent [Abstract]
Beginning balance	10,760
Decrease on revaluation on currency	160
Reclassification from long-term to short-term	(2,687)
Ending balance	$ 8,233	$ 10,760